Supplemental Guarantor Information - Parent Guarantee (Parent Guarantee [Member])	12 Months Ended
Jul. 02, 2011
Parent Guarantee [Member]
Supplemental Guarantor Information - Parent Guarantee
20. SUPPLEMENTAL GUARANTOR INFORMATION — PARENT GUARANTEE
     Sysco International, ULC. is an unlimited liability company organized under the laws of the Province of British Columbia, Canada and is a wholly-owned subsidiary of Sysco. In May 2002, Sysco International, Co., now known as Sysco International ULC, issued, in a private offering, $200.0 million of 6.10% notes due in 2012 (see Note 10, "Debt"). In December 2002, these notes were exchanged for substantially identical notes in an exchange offer registered under the Securities Act of 1933. These notes are fully and unconditionally guaranteed by Sysco. Sysco International, ULC. is a holding company with no significant sources of income or assets, other than its equity interests in its subsidiaries and interest income from loans made to its subsidiaries. The proceeds from the issuance of the 6.10% notes were used to repay commercial paper issued to fund the fiscal 2002 acquisition of a Canadian broadline foodservice operation.
     The following condensed consolidating financial statements present separately the financial position, results of operations and cash flows of the parent guarantor (Sysco), the subsidiary issuer (Sysco International) and all other non-guarantor subsidiaries of Sysco (Other Non-Guarantor Subsidiaries) on a combined basis and eliminating entries.

	Condensed Consolidating Balance Sheet
	July 2, 2011
			Other
		Sysco	Non-Guarantor		Consolidated
	Sysco	International	Subsidiaries	Eliminations	Totals
			(In thousands)
Current assets	$354,450	$34	$5,378,398	$—	$5,732,882
Investment in subsidiaries	14,014,569	371,866	128,461	(14,514,896)	—
Plant and equipment, net	569,567	—	2,942,822	—	3,512,389
Other assets	378,317	329	1,761,638	—	2,140,284

Total assets	$15,316,903	$372,229	$10,211,319	$(14,514,896)	$11,385,555

Current liabilities	$430,300	$201,016	$2,943,759	$—	$3,575,075
Intercompany payables (receivables)	7,800,254	9,301	(7,809,555)	—	—
Long-term debt	2,227,483	—	52,034	—	2,279,517
Other liabilities	405,376	—	420,345	—	825,721
Shareholders' equity	4,453,490	161,912	14,604,736	(14,514,896)	4,705,242

Total liabilities and shareholders' equity	$15,316,903	$372,229	$10,211,319	$(14,514,896)	$11,385,555

	Condensed Consolidating Balance Sheet
	July 3, 2010
			Other
		Sysco	Non-Guarantor		Consolidated
	Sysco	International	Subsidiaries	Eliminations	Totals
			(In thousands)
Current assets	$417,336	$33	$4,658,889	$—	$5,076,258
Investment in subsidiaries	15,265,792	465,641	142,925	(15,874,358)	—
Plant and equipment, net	425,279	—	2,778,544	—	3,203,823
Other assets	362,658	597	1,670,365	—	2,033,620

Total assets	$16,471,065	$466,271	$9,250,723	$(15,874,358)	$10,313,701

Current liabilities	$444,274	$1,114	$2,563,810	$—	$3,009,198
Intercompany payables (receivables)	9,691,238	73,124	(9,764,362)	—	—
Long-term debt	2,225,781	199,881	47,000	—	2,472,662
Other liabilities	411,781	—	592,534	—	1,004,315
Shareholders' equity	3,697,991	192,152	15,811,741	(15,874,358)	3,827,526

Total liabilities and shareholders' equity	$16,471,065	$466,271	$9,250,723	$(15,874,358)	$10,313,701

	Condensed Consolidating Results of Operations
	Year Ended July 2, 2011
			Other
		Sysco	Non-Guarantor		Consolidated
	Sysco	International	Subsidiaries	Eliminations	Totals
			(In thousands)
Sales	$—	$—	$39,323,489	$—	$39,323,489
Cost of sales	—	—	31,928,777	—	31,928,777

Gross profit	—	—	7,394,712	—	7,394,712
Operating expenses	535,224	127	4,927,859	—	5,463,210

Operating income (loss)	(535,224)	(127)	2,466,853	—	1,931,502
Interest expense (income)	453,593	10,973	(346,299)	—	118,267
Other expense (income), net	(5,581)	—	(8,638)	—	(14,219)

Earnings (losses) before income taxes	(983,236)	(11,100)	2,821,790	—	1,827,454
Income tax (benefit) provision	(363,403)	(4,103)	1,042,930	—	675,424
Equity in earnings of subsidiaries	1,771,863	60,758	—	(1,832,621)	—

Net earnings	$1,152,030	$53,761	$1,778,860	$(1,832,621)	$1,152,030

	Condensed Consolidating Results of Operations
	Year Ended July 3, 2010
	(53 Weeks)
			Other
		Sysco	Non-Guarantor		Consolidated
	Sysco	International	Subsidiaries	Eliminations	Totals
			(In thousands)
Sales	$—	$—	$37,243,495	$—	$37,243,495
Cost of sales	—	—	30,055,188	—	30,055,188

Gross profit	—	—	7,188,307	—	7,188,307
Operating expenses	500,823	112	4,711,504	—	5,212,439

Operating income (loss)	(500,823)	(112)	2,746,803	—	1,975,868
Interest expense (income)	496,410	10,961)	(381,894)	—	125,477
Other expense (income), net	5,546	—	(4,744)	—	802

Earnings (losses) before income taxes	(1,002,779)	(11,073)	2,863,441	—	1,849,589
Income tax (benefit) provision	(363,029)	(4,009)	1,036,644	—	669,606
Equity in earnings of subsidiaries	1,819,733	38,342	—	(1,858,075)	—

Net earnings	$1,179,983	$31,278	$1,826,797	$(1,858,075)	$1,179,983

	Condensed Consolidating Results of Operations
	Year Ended June 27, 2009
			Other
		Sysco	Non-Guarantor		Consolidated
	Sysco	International	Subsidiaries	Eliminations	Totals
			(In thousands)
Sales	$—	$—	$36,853,330	$—	$36,853,330
Cost of sales	—	—	29,743,076	—	29,743,076

Gross profit	—	—	7,110,254	—	7,110,254
Operating expenses	452,959	117	4,784,967	—	5,238,043

Operating income (loss)	(452,959)	(117)	2,325,287	—	1,872,211
Interest expense (income)	476,238	11,142	(371,058)	—	116,322
Other (income), net	(3,273)	—	(11,672)	—	(14,945)

Earnings (losses) before income taxes	(925,924)	(11,259)	2,708,017	—	1,770,834
Income tax (benefit) provision	(373,797)	(4,545)	1,093,228	—	714,886
Equity in earnings of subsidiaries	1,608,075	44,626	—	(1,652,701)	—

Net earnings	$1,055,948	$37,912	$1,614,789	$(1,652,701)	$1,055,948

	Condensed Consolidating Cash Flows
	Year Ended July 2, 2011
			Other
		Sysco	Non-Guarantor	Consolidated
	Sysco	International	Subsidiaries	Totals
	(In thousands)
Net cash provided by (used for):
Operating activities	$(491,211)	$54,049	$1,528,680	$1,091,518
Investing activities	(203,090)	—	(476,466)	(679,556)
Financing activities	(555,282)	—	177,375	(377,907)
Effect of exchange rate on cash	—	—	20,267	20,267
Intercompany activity	1,181,573	(54,049)	(1,127,524)	—

Net (decrease) increase in cash	(68,010)	—	122,332	54,322
Cash at the beginning of the period	373,523	—	211,920	585,443

Cash at the end of the period	$305,513	$—	$334,252	$639,765

	Condensed Consolidating Cash Flows
	Year Ended July 3, 2010
	(53 Weeks)
			Other
		Sysco	Non-Guarantor	Consolidated
	Sysco	International	Subsidiaries	Totals
	(In thousands)
Net cash provided by (used for):
Operating activities	$(649,277)	$31,739	$1,502,966	$885,428
Investing activities	(225,565)	—	(430,755)	(656,320)
Financing activities	(664,236)	—	(2,794)	(667,030)
Effect of exchange rate on cash	—	—	4,714	4,714
Intercompany activity	1,013,405	(31,739)	(981,666)	—

Net (decrease) increase in cash	(525,673)	—	92,465	(433,208)
Cash at the beginning of the period	899,196	—	119,455	1,018,651

Cash at the end of the period	$373,523	$—	$211,920	$585,443

	Condensed Consolidating Cash Flows
	Year Ended June 27, 2009
			Other
		Sysco	Non-Guarantor
	Sysco	International	Subsidiaries	Consolidated Totals
	(In thousands)
Net cash provided by (used for):
Operating activities	$(493,984)	$38,340	$2,032,393	$1,576,749
Investing activities	(82,684)	—	(575,979)	(658,663)
Financing activities	(380,564)	—	921	(379,643)
Effect of exchange rate on cash	—	—	334	334
Intercompany activity	1,369,782	(38,340)	(1,331,442)	—

Net increase in cash	412,550	—	126,227	538,777
Cash at the beginning of the period	486,646	—	(6,772)	479,874

Cash at the end of the period	$899,196	$—	$119,455	$1,018,651